Shareholder Fees {- Fidelity® Independence Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Independence Fund - K PRO-10 | Fidelity® Independence Fund
Shareholder Fees:
(fees paid directly from your investment)	none